Loans and advances to clients (Tables)	12 Months Ended
Dec. 31, 2022
Loans And Advances To Clients
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Thousand of reais	2022	2021	2020

Classification:
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	1,894,282	392,455	60,808
Financial Assets Measured At Amortized Cost	488,735,746	464,451,587	393,707,229
Of which:
Loans and receivables at amortized cost	522,761,008	492,962,247	417,761,218
Impairment losses	(34,025,262)	(28,510,660)	(24,053,989)
Loans and advances to customers, net	490,630,028	464,844,042	393,768,037
Loans and advances to customers, gross	524,655,290	493,354,702	417,822,026

Thousand of reais	2022	2021	2020

Type:
Loans operations (1)	492,232,308	457,384,432	390,941,415
Lease Portfolio	2,862,185	2,532,048	2,096,240
Repurchase agreements	-	6,044,808	4,530,041
Other receivables (2)	29,560,797	27,393,414	20,254,330
Total	524,655,290	493,354,702	417,822,026
(1)	Includes loans, financing and other receivables with credit characteristics.
(2)	Refers substantially to Foreign Exchange Transactions and Other Receivables with the characteristic of granting credit.

Schedule of gross of reduction losses to recoverable value

Thousand of reais	2022	2021	2020
Loan borrower sector:
Commercial, and industrial	223,321,961	215,967,128	191,281,653
Real estate-construction	58,242,768	54,738,607	45,791,869
Installment loans to individuals	240,227,475	220,115,963	178,652,145
Lease financing	2,863,086	2,533,004	2,096,359
Total	524,655,290	493,354,702	417,822,026

Schedule of interest rate formula
Thousand of reais	2022	2021	2020
Interest rate formula:
Fixed interest rate	353,381,012	337,583,246	292,884,352
Floating rate	171,274,278	155,771,456	124,937,674
Total	524,655,290	493,354,702	417,822,026

Schedule of Debt sector by maturity
								2022
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	126,507,628	46.89%	83,448,296	47.02%	13,366,037	17.27%	223,321,961	42.57%

Real estate	4,297,742	1.59%	10,905,342	6.14%	43,039,684	55.63%	58,242,768	11.09%
Installment loans to individuals	137,581,042	51.00%	81,679,970	46.02%	20,966,463	27.09%	240,227,475	45.79%

Lease financing	1,397,799	0.52%	1,454,533	0.82%	10,754	0.01%	2,863,086	0.55%
Loans and advances to customers, gross	269,784,211	100.00%	177,488,141	100.00%	77,382,938	100.00%	524,655,290	100.00%

								2021
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	165,729,422	61.37%	73,723,212	45.81%	8,221,617	13.18%	247,674,251	50.20%

Real estate	3,985,684	1.48%	10,137,988	6.30%	40,614,935	65.12%	54,738,607	11.10%
Installment loans to individuals	99,050,959	36.68%	75,832,619	47.12%	13,525,262	21.69%	188,408,840	38.19%

Lease financing	1,284,868	0.48%	1,238,498	0.77%	9,638	0.02%	2,533,004	0.51%
Loans and advances to customers, gross	270,050,934	100.00%	160,932,317	100.00%	62,371,452	100.00%	493,354,702	100.00%

								2020
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	127,569,542	58.23%	60,190,422	40.94%	3,521,688	6.81%	191,281,652	45.78%

Real estate	3,419,553	1.56%	8,973,495	6.10%	33,398,822	64.54%	45,791,870	10.96%
Installment loans to individuals				52.15%	14,810,364	28.62%	178,652,145	42.76%
	87,174,594	39.79%	76,667,187
Lease financing	899,055	0.41%	1,182,713	0.80%	14,591	0.03%	2,096,359	0.50%
Loans and advances to customers, gross	219,062,744	100.00%	147,013,817	100.00%	51,745,465	100.00%	417,822,026	100.00%

Schedule of maturity

	2022	2021	2020

Maturity
Less than 1 year	269,784,211	270,050,934	219,062,744
Between 1 and 5 years	177,488,141	160,932,317	147,013,817
More than 5 years	77,382,938	62,371,451	51,745,465
Loans and advances to customers, gross	524,655,290	493,354,702	417,822,026

Internal risk classification
Low	392,397,296	374,505,212	347,315,357
Medium-low	77,992,749	79,216,725	24,277,404
Medium	18,647,136	14,589,977	26,231,871
Medium - high	13,573,901	9,413,110	3,896,457
High	22,044,208	15,629,678	16,100,937
Loans and advances to customers, gross	524,655,290	493,354,702	417,822,026

Schedule of impairment losses on the balances of Loans and receivables

Thousand of reais				2022
	Stage 1	Stage 2	Stage 3
	Credit losses expected in 12 months	Expected credit losses over a useful life not subject to impairment	Expected credit losses during the useful life subject to impairment	Total

Balance at beginning of year	6,977,664	5,753,855	16,991,855	29,723,374
Impairment losses charged to income for the year	2,418,459	7,757,352	13,624,909	23,800,720
Transfers between stages	(387,312)	(124,415)	7,860,172	7,348,445
Movement of the period	2,805,771	7,881,767	5,764,737	16,452,275
Of which:
Commercial and industrial	262,834	696,692	7,894,856	8,854,382
Real estate-construction	(6,839)	(20,320)	271,494	244,335
Installment loans to individuals	2,163,216	7,084,057	5,438,540	14,685,813
Lease financing	(752)	(3,077)	20,019	16,190
Variation by Stage	(6,516,310)	(6,652,359)	13,168,669	-
Write-off of impaired balances against recorded impairment allowance	-	-	(18,340,010)	(18,340,010)
Of which:
Commercial and industrial	-	-	(4,919,792)	(4,919,792)
Real estate-construction	-	-	(114,637)	(114,637)
Installment loans to individuals	-	-	(13,294,696)	(13,294,696)
Lease financing	-	-	(10,885)	(10,885)
Exchange Variation	6,104	2,610	18,825	27,539
Balance at end of year	2,885,917	6,861,458	25,464,248	35,211,623
Of which:
Loans and advances to customers	2,807,780	6,852,845	24,364,637	34,025,262
Loans and amounts due from credit institutions (Note 5)	12,599	-	-	12,599
Provision for Debt Instruments (Note 6)	65,537	8,613	1,099,612	1,173,762

Recoveries of loans previously charged off	-	-	983,030	983,030
Of which:
Commercial and industrial	-	-	597,436	597,436
Real estate-construction	-	-	35,671	35,671
Installment loans to individuals	-	-	346,097	346,097
Lease financing	-	-	3,826	3,826
Discount Granted	-	-	(2,011,059)	(2,011,059)

Thousand of reais	2022	2021	2020
Balance at beginning of year	29,723,374	25,640,489	22,625,750
Impairment losses charged to income for the year	23,800,720	16,986,695	18,311,441
Of which:
Commercial and industrial	8,854,382	3,340,309	6,918,671
Real estate-construction	244,335	116,031	81,415
Installment loans to individuals	14,685,813	13,531,815	11,308,689
Lease financing	16,190	(1,460)	2,666
Write-off of impaired balances against recorded impairment allowance	(18,340,010)	(12,934,687)	(15,297,428)
Of which:
Commercial and industrial	(4,919,792)	(5,184,225)	(4,744,944)
Real estate-construction	(114,637)	(166,579)	(232,262)
Installment loans to individuals	(13,294,696)	(7,575,967)	(10,433,131)
Lease financing	(10,885)	(7,916)	(14,588)
Exchange Variation	27,539	30,878	127,499
Balance at end of year	35,211,623	29,723,376	25,640,488
Of which:
Loans and advances to customers	34,025,262	28,510,659	24,053,989
Loans and amounts due from credit institutions (Note 5)	12,599	21,825	9,065
Provision for Debt Instruments (Note 6)	1,173,762	1,190,892	1,577,435
Recoveries of loans previously charged off	983,030	1,536,336	861,253
Of which:
Commercial and industrial	597,436	462,523	422,023
Real estate-construction	35,671	64,257	55,631
Installment loans to individuals	346,097	1,002,257	370,491
Lease financing	3,826	7,299	13,107

Schedule of balances of the provision for losses due to non-recovery by debtor sector

Thousand of reais	2022	2021	2020

Commercial and industrial	12,259,205	8,324,614	9,757,193
Real estate - Construction	283,946	154,248	193,935
Installment loans to individuals	22,658,949	21,240,296	15,675,765
Lease financing	9,523	4,218	13,594
Total	35,211,623	29,723,376	25,640,488

Schedule of Loans and receivables - loans and advances to customers

Thousand of reais	2022	2021	2020

Balance at the beginning of the period	26,923,312	23,176,039	23,426,076
Net additions	31,920,565	18,428,727	14,757,908
Written-off assets	(19,620,042)	(14,681,454)	(15,007,946)
Balance at end of year	39,223,835	26,923,312	23,176,039

Schedule of detail of the financial assets considered to be impaired classified by age of the oldest past- due amount

Thousand of reais	2022	2021	2020

With no Past- Due Balances or Less than 3 Months Past Due	23,036,735	12,885,506	12,966,813
With Balances Past Due by
3 to 6 Months	4,349,146	4,717,302	3,049,974
6 to 12 Months	9,536,043	6,866,628	4,798,859
12 to 18 Months	1,481,516	1,253,046	1,243,809
18 to 24 Months	315,987	659,702	607,527
More than 24 Months	504,408	541,129	509,056
Total	39,223,835	26,923,312	23,176,039

Thousand of reais	2022	2021	2020
Debt Sector
Commercial and industrial	14,156,235	11,439,692	10,558,213
Real estate - Construction	1,057,989	470,115	456,130
Installment loans to individuals	23,999,266	14,996,152	12,144,238
Lease financing	10,345	17,353	17,458
Total	39,223,835	26,923,312	23,176,039

Schedule of Loan past due for less than 90 days but not classified as impaired

Thousand of reais	2022	% of total loans past due for less than 90 days	2021	% of total loans past due for less than 90 days	2020	% of total loans past due for less than 90 days

Commercial and industrial	4,940,611	21.43%	4,892,277	20.68%	5,131,885	25.80%
Real estate - Construction	4,063,490	17.63%	3,605,641	15.24%	3,085,498	15.51%
Installment loans to individuals	14,035,606	60.89%	15,150,254	64.04%	11,660,666	58.62%
Financial Leasing	11,806	0.05%	10,961	0.05%	13,292	0.07%
Total (1)	23,051,513	100.00%	23,659,133	100.00%	19,891,340	100.00%
(1)	Refers exclusively to loans between 1 and 90 days.

Schedule of Gross investment in lease transactions
Thousand of reais	2022	2021	2020

Overdue	2,066	3,531	2,740
Due to:
Up to 1 year	1,197,133	1,067,567	952,172
From 1 to 5 years	1,888,521	1,642,506	1,394,525
Over 5 years	123,496	132,459	20,128
Total	3,211,216	2,846,063	2,369,565